Organization and Principal Activities (Tables)	12 Months Ended
Feb. 28, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Details of Subsidiaries, VIEs and VIEs' Subsidiaries

As of February 28, 2018, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries are as follows:

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment)	Equity interest attributed to the Group as at February 28, 2018	Principal activities
Subsidiaries:
Four Seasons Education (Hong Kong) Limited ("Four Seasons Hong Kong")	June 24, 2014	Hong Kong	100%	Investment holding
Shanghai Fuxi Enterprise Management Consulting Co., Ltd. ("Shanghai Fuxi")	December 29, 2014	Shanghai	100%	Education and management consulting service
VIEs:
Shanghai Four Seasons Education Investment Management Co., Ltd. ("Four Seasons Investment")	March 13, 2007	Shanghai	100%	After-school tutoring
Shanghai Four Seasons Education and Training Co., Ltd. ("Shanghai Four Seasons")	March 12, 2014	Shanghai	100%	After-school tutoring
VIEs' subsidiaries:
Shanghai Tongfang Technology Further Education School ("Tongfang School")	May 16, 2013	Shanghai	100%	After-school tutoring
Taicang Yinglian Yunlin Foreign Language Training Center ("Taicang Yinglian")	August 1, 2015	Jiangsu	100%	Language education
Jiangxi Four Seasons Investment Management Co., Ltd. ("Jiangxi Investment")	September 16, 2015	Jiangxi	70%	After-school tutoring
Anhui Four Seasons Education Consulting Co., Ltd. ("Anhui Consulting")	August 1, 2016	Anhui	51%	After-school tutoring
Four Seasons Class Training Co., Ltd. ("Four Seasons Class")	September 1, 2016	Shanghai	100%	After-school tutoring
Taicang Four Seasons Eduction Technology Co., Ltd. ("Taicang Four Seasons")	November 4, 2016	Jiangsu	100%	After-school tutoring
Shanghai Shane Education Consulting Co., Ltd. ("Shane Education")	January 1, 2017	Shanghai	70%	Language education
Suzhou Four Seasons Education Technology Co., Ltd. ("Suzhou Four Seasons")	January 20, 2017	Jiangsu	70%	After-school tutoring
Shanghai Four Seasons Only Education Technology Co., Ltd. ("Four Seasons Only")	January 20, 2017	Shanghai	55%	Language education
Shanghai Jin'an Modern Art Culture Education School ("Modern Art School")	January 25, 2017	Shanghai	100%	After-school tutoring
Nanchang Honggutan New Area Four Seasons Training School (“Honggutan Four Seasons”)	March 15, 2017	Jiangxi	51%	After-school tutoring
Changzhou Fuxi Educations Technology Co., Ltd. ("Changzhou Fuxi")	April 14, 2017	Jiangsu	70%	After-school tutoring
Wuxi Fuxi Education Consulting Co., Ltd (“Wuxi Fuxi”)	June 21, 2017	Jiangsu	67%	After-school tutoring
Fujian Four Seasons Education Consulting Co., Ltd. ("Fujian Four Seasons")	December 3, 2017	Fujian	51%	After-school tutoring